Leases-Lessee (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2018	$ 33
2019	32
2020	27
2021	26
2022	24
Thereafter	126
Total	268
Operating leases [Abstract]
Total rent expense	$ 55	$ 59	$ 62